Balances and Transactions With Related Parties and Key Officers (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of balances of related parties
Other Payables
Directors:
As of December 31, 2025	86
As of December 31, 2024	86

Schedule of transactions with related parties
Rental fee:	Year ended December 31
	2025	2024	2023
Related party	-	-	267

Professional fee *:	Year ended December 31
	2025	2024	2023

Directors	336	333	502
Related party	-	-	25
	336	333	527
Number of Directors	5	5	**9

*	Not including share-based compensation detailed in note 20.

**	During 2023, three members of the board left and one member of the board was replaced. At the end of 2023, the board consisted of five members.

Schedule of balances of key officers
Other Payables
Key Officers of the Company

As of December 31, 2025	831
As of December 31, 2024	759

Schedule of compensation of officers of company
	Year ended December 31
	2025	2024	2023
Short-term employee benefits	2,597	2,542	2,084
Share-based compensation	1,993	1,707	757

	4,590	4,249	2,841
Number of officers (*)	6	6	8

(*) During 2023, two key officers were replaced. At the end of 2023, the total key officers was six.